Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 19,262	$ 33,125	$ 43,495
Short-term investments	49,781	8,628	12,271
Accounts receivable, net of chargebacks, allowance for doubtful accounts, and other deductions of $478, $155 and $2,832, respectively	6,459	2,777	3,832
Inventories	11,635	4,240	3,256
Prepaid expenses and other current assets	5,876	3,153	2,340
Total current assets	93,013	51,923	65,194
Property and equipment, net	8,824	5,810	6,289
Investment	325	340	487
Marketable securities-long-term			1,868
Goodwill	37,691	37,552	37,996
Intangible assets, net	8,905	8,464	7,158
Other long-term assets		1,801	1,439
Total assets	148,758	105,890	120,431
Current liabilities:
Accounts payable	6,622	7,174	6,271
Accrued expenses	21,594	18,956	3,627
Accrued legal liability			450
Current portion of contingent consideration			5,974
Current portion of long-term debt-related parties	779	1,123	1,064
Current portion of long-term debt	842	766	230
Total current liabilities	29,837	28,019	17,616
Long-term liabilities:
Deferred compensation	2,199	2,174	1,463
Deferred rent	1,544	904	255
Deferred income tax liability	99	206	697
Capital lease obligation	179
Long-term debt-related parties		496	1,619
Long-term debt			737
Convertible bonds		14,498
Convertible bonds-related parties		16,129
Derivative liability		8,795
Total liabilities	33,858	71,221	22,387
Commitments and contingencies (Note 20)
Stockholders' equity:
Common stock, par value $0.001 per share, 250,000,000 shares authorized at December 31, 2015 and 2016 and September 30, 2017 (unaudited); 40,330,124, 42,342,706 and 59,668,184 issued at December 31, 2015 and 2016 and September 30, 2017 (unaudited), respectively; 39,907,796, 40,685,786 and 57,995,264 shares outstanding at December 31, 2015 and 2016 and September 30, 2017 (unaudited), respectively	60	42	40
Additional paid-in capital	419,854	237,581	206,679
Accumulated other comprehensive loss	(412)	(1,304)	(223)
Accumulated deficit	(297,993)	(195,106)	(107,391)
Less: treasury stock, at cost; 422,328, 1,656,920, and 1,672,920 shares at December 31, 2015 and 2016 and September 30, 2017 (unaudited), respectively	(7,406)	(7,406)	(1,545)
Total Athenex, Inc. stockholders' equity	114,103	33,807	97,560
Non-controlling interests	797	862	484
Total stockholders' equity	114,900	34,669	98,044
Total liabilities and stockholders' equity	$ 148,758	$ 105,890	$ 120,431